Business Acquisitions (Details) - Schedule of purchase price - Acquisition of Daguan [Member] ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Business Acquisition [Line Items]
Cash consideration	¥ 700
Share consideration	27,807
10% equity interest in Daguan Fair value:	5,593
Carrying amount	500
Remeasurement gain upon step acquisition	5,093
Total purchase consideration	¥ 34,100